NET SALES	12 Months Ended
Dec. 31, 2025
NET SALES
NET SALES

NOTE 25 — NET SALES

The net sales revenues for the year are composed of:

	2025	2024	2023
Gross sales	77,417,799	74,816,043	76,845,604
Taxes on sales	(5,474,839)	(5,634,075)	(5,884,335)
Discounts	(2,084,428)	(2,155,312)	(2,044,822)
Net sales	69,858,532	67,026,656	68,916,447